Accounts Receivable, Net	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Accounts receivable	$17,230,362	$9,918,181	$1,263,478
Less: provision for credit losses	(99,775)	(600,834)	(76,540)
Accounts receivable, net	$17,130,587	$9,317,347	$1,186,938

Movement of provision for credit losses is as follows:

	For the years ended June 30,
	2024	2025
	HKD	HKD	US$
Beginning balance	$-	$99,775	$12,710
Provision	99,775	501,059	63,830
Ending balance	$99,775	$600,834	$76,540

For the years ended June 30, 2025, 2024 and 2023, provision for credit losses provided were HKD501,059 (US$63,830), HKD99,775 and HKD Nil, respectively.